Stock-Based Compensation (Details) (USD $)	12 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 02, 2011	Jan. 31, 2013 employee	Jan. 31, 2012 employee	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DISH Network Awards
Stock-Based Compensation
Percentage of stock awards vesting per year (as a percent)	20.00%
Class A common stock | DISH Network Awards
Stock-Based Compensation
Shares of common stock available for future grant under stock incentive plans	69,700,000
Dividend in cash per share (in dollars per share)		$ 1.00	$ 2.00
Class B common stock | DISH Network Awards
Stock-Based Compensation
Dividend in cash per share (in dollars per share)		$ 1.00	$ 2.00
Stock Options | Maximum
Stock-Based Compensation
Expiration term	10 years
Stock Options | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)	11,938,090					13,018,490	17,640,074	18,447,004
Stock Options | Class A common stock | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)	11,900,000
Stock Options | Long-Term Performance Based Plans | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)	6,468,500					6,400,700	8,022,975
Stock Options | 2012 stock option adjustment | DISH Network Awards
Stock-Based Compensation
Number of stock options subject to an exercise price change in connection with the Stock Option Adjustment (in shares)				12,900,000
Number of employees affected by stock option adjustment				400
Reduction in exercise price due to dividend declaration (in dollars per share)				$ 0.77
Stock Options | 2011 stock option adjustment | DISH Network Awards
Stock-Based Compensation
Number of stock options subject to an exercise price change in connection with the Stock Option Adjustment (in shares)					17,300,000
Number of employees affected by stock option adjustment					400
Reduction in exercise price due to dividend declaration (in dollars per share)					$ 2.00
Restricted Stock Units | DISH Network Awards
Stock-Based Compensation
Restricted stock units outstanding (in shares)	1,863,165					1,076,748	1,179,709	1,271,984
Restricted Stock Units | Long-Term Performance Based Plans | DISH Network Awards
Stock-Based Compensation
Restricted stock units outstanding (in shares)	1,863,165					1,076,748	1,179,709